Debt - Summary of Cash Flow Related To Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Borrowings on long-term debt
Total borrowings on long-term debt	$ 11,500,000
Repayment on long-term debt
Total repayment of long-term debt	(88,000,000)
$27,000,000 Revolving Note Payable
Borrowings on long-term debt
Total borrowings on long-term debt	9,000,000
Repayment on long-term debt
Total repayment of long-term debt	(24,000,000)
$62,500,000 Revolving Note Payable
Borrowings on long-term debt
Total borrowings on long-term debt	2,500,000
Repayment on long-term debt
Total repayment of long-term debt	(62,500,000)
$1,500,000 10% Note
Repayment on long-term debt
Total repayment of long-term debt	(1,500,000)
$40,000,000 Credit Facilities | Revolving Credit Facility
Net borrowings on short-term debt
Borrowings on $40,000,000 Credit Facilities	18,000,000
Repayment of $40,000,000 Credit Facilities	(18,000,000)
$2,000,000 Convertible Shareholder Note
Net borrowings on short-term debt
Borrowings on $2,000,000 Convertible Shareholder Note	2,000,000
Repayment of $2,000,000 Convertible Shareholder Note	$ (2,000,000)